ABS INSIGHTS EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	CLOSED END FUNDS — 0.2%
	MIXED ALLOCATION - 0.2%
19,725	Vietnam Enterprise Investments Ltd.(a)	$211,388

	TOTAL CLOSED END FUNDS (Cost $176,526)	211,388

Shares		Fair Value
	COMMON STOCKS — 96.7%
	AEROSPACE & DEFENSE - 0.1%
36,658	Aselsan Elektronik Sanayi Ve Ticaret A/S	197,869

	APPAREL & TEXTILE PRODUCTS - 1.5%
456,900	Tongkun Group Company Ltd.	1,124,429
16,064	Youngone Corporation	910,432
		2,034,861
	ASSET MANAGEMENT - 2.4%
21,196	Reinet Investments SCA	742,354
6,894	SK Square Company Ltd.(a),(b)	1,757,760
40,100	XP, Inc., Class A	656,437
		3,156,551
	AUTOMOTIVE - 1.0%
491,500	Sailun Group Company Ltd.	1,137,188
42,537	Tofas Turk Otomobil Fabrikasi A/S	244,764
		1,381,952
	BANKING - 11.1%
47,668	Absa Group Ltd.(b)	688,982
74,079	Abu Dhabi Commercial Bank PJSC	288,426
28,560	Al Rajhi Bank	742,362
87,266	Alinma Bank	567,194
89,405	Arab National Bank	515,312
386,200	Bank Central Asia Tbk P.T.	186,528
602,100	Bank Mandiri Persero Tbk P.T.(b)	183,666
433,600	Bank of Chengdu Company Ltd., Class A	999,504
261,400	Bank of Ningbo Company Ltd., Class A	1,049,996
64,200	Bank of the Philippine Islands	126,655
4,376	Bank Polska Kasa Opieki S.A.(b)	250,019

1

ABS INSIGHTS EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 96.7% (Continued)
	BANKING - 11.1% (Continued)
892,900	Bank Syariah Indonesia Tbk P.T.	$119,096
30,287	BDO Unibank, Inc.	69,272
241,000	China Construction Bank Corporation, H Shares(b)	238,129
224,100	China Merchants Bank Company Ltd.	1,349,130
99,000	CIMB Group Holdings Bhd	201,269
66,376	FirstRand Ltd.(b)	363,737
39,900	Grupo Financiero Banorte SAB de CV	369,629
106,417	HDFC Bank Ltd.(b)	1,173,976
417,601	Ho Chi Minh City Development Joint Stock(a)	471,587
81,218	ICICI Bank Ltd.(b)	1,213,899
39,525	Kotak Mahindra Bank Ltd.(b)	968,274
50,364	National Bank of Kuwait S.A.KP	166,172
1,400	OTP Bank Nyrt	150,266
35,940	Piraeus Bank S.A.	286,861
10,190	Powszechna Kasa Oszczednosci Bank Polski S.A.	241,735
174,200	Public Bank Bhd	194,891
9,062	Raiffeisen Bank International A.G.(b)	407,747
104,793	Saudi National Bank (The)	1,058,267
14,067	Standard Bank Group Ltd.(b)	246,676
		14,889,257
	BANKS - 0.4%
6,298	KB Financial Group, Inc.(b)	544,139

	BEVERAGES - 1.6%
26,400	Fomento Economico Mexicano S.A.B. de C.V.	266,834
138,000	Tsingtao Brewery Co Ltd	863,883
188,099	Varun Beverages Ltd.	1,025,501
		2,156,218
	BIOTECH & PHARMA - 4.3%
68,000	Akeso, Inc. 144A(a),(c)	987,315
103,000	Ascentage Pharma Group International 144A(a),(c)	691,500
66,071	Emcure Pharmaceuticals Ltd.	1,003,394
2,861	Gedeon Richter plc	86,306
42,499	Glenmark Pharmaceuticals Ltd.	962,659

2

ABS INSIGHTS EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 96.7% (Continued)
	BIOTECH & PHARMA - 4.3% (Continued)
3,894	Hanmi Pharm Co Ltd	$1,219,481
30,900	Legend Biotech Corporation - ADR(a)	671,766
54,100	Zai Lab Ltd.(a)	94,885
		5,717,306
	CHEMICALS - 1.0%
209,100	Hubei Dinglong Company Ltd.	1,124,274
14,334	Saudi Arabian Mining Company(a)	232,913
		1,357,187
	CONSUMER SERVICES - 0.1%
154,154	Taaleem Holdings PJSC	175,022

	E-COMMERCE DISCRETIONARY - 4.3%
201,400	Alibaba Group Holding Ltd.(b)	3,695,356
18,955	Allegro.eu S.A. 144A(a),(b),(c)	163,793
330	MercadoLibre, Inc.(a)	664,706
10,100	PDD Holdings, Inc. - ADR(a)	1,145,239
		5,669,094
	ELECTRIC UTILITIES - 1.8%
1,717,470	Colbun S.A.	274,701
82,100	Equatorial Energia S.A.	577,008
1,542,000	Huadian Power International Corp Ltd.	806,393
299,606	National Central Cooling Company PJSC	256,959
3,500	Pampa Energia S.A. - ADR(a)	309,785
54,300	Tenaga Nasional Bhd(b)	183,587
		2,408,433
	ELECTRICAL EQUIPMENT - 0.7%
29,400	Delta Electronics Thailand PCL	161,600
123,505	Triveni Turbine Ltd.	739,870
		901,470
	ENGINEERING & CONSTRUCTION - 0.7%
1,209,780	China State Construction Engineering Corp Ltd.	887,471

	FOOD - 0.8%
295,900	Farm Fresh Bhd	207,086

3

ABS INSIGHTS EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 96.7% (Continued)
	FOOD - 0.8% (Continued)
1,348,800	Mayora Indah Tbk PT	$171,837
860	Samyang Foods Company Ltd.	733,495
		1,112,418
	GAS & WATER UTILITIES - 0.5%
68,127	Power & Water Utility Company for Jubail & Yanbu(a)	668,375

	HEALTH CARE FACILITIES & SERVICES - 1.0%
267,200	Bangkok Dusit Medical	163,848
64,944	Global Health Ltd./India	857,545
119,400	Hapvida Participacoes e Investimentos S.A. 144A(a),(c)	321,059
		1,342,452
	HOME CONSTRUCTION - 0.5%
61,409	Kajaria Ceramics Ltd.	661,940

	HOUSEHOLD PRODUCTS - 0.4%
4,813	Cosmax, Inc.	543,555

	INDUSTRIAL INTERMEDIATE PROD - 2.4%
41,959	APL Apollo Tubes Ltd.	893,828
22,000	ELITE MATERIAL CO LTD	1,152,988
19,854	KEI Industries Limited	985,574
4,183	Metlen Energy & Metals plc(a)	217,209
		3,249,599
	INDUSTRIAL SUPPORT SERVICES - 0.8%
178,200	Han's Laser Technology Industry Group Company Ltd.	1,049,614

	INSTITUTIONAL FINANCIAL SERVICES - 0.8%
20,400	Hong Kong Exchanges & Clearing Ltd.(b)	1,068,398

	INSURANCE - 0.5%
15,342	Company for Cooperative Insurance (The)	478,543
13,141	Powszechny Zaklad Ubezpieczen S.A.	244,312
		722,855

4

ABS INSIGHTS EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 96.7% (Continued)
	INTERNET MEDIA & SERVICES - 5.1%
8,650	Naspers Ltd.(b)	$576,919
1,663	NAVER Corporation(b)	279,412
64,400	Tencent Holdings Ltd.(b)	4,956,571
317,871	Zomato Ltd(a)	983,695
		6,796,597
	LEISURE FACILITIES & SERVICES - 0.5%
145,600	Smartfit Escola de Ginastica e Danca S.A.	619,292

	MACHINERY - 2.3%
97,858	Elecon Engineering Company Ltd.	524,366
32,982	Kirloskar Brothers Ltd.	591,076
50,900	Zijin Gold International Company Ltd. 144A(a),(c)	954,859
1,062,200	Zoomlion Heavy Industry Science and Technology	1,057,734
		3,128,035
	METALS & MINING - 2.4%
9,109	Anglogold Ashanti plc	788,300
146,496	Glencore plc	806,327
5,278	Gold Fields Ltd.	231,293
24,900	Grupo Mexico S.A.B. de C.V., Class B	235,317
309,100	Zhongjin Gold Corp Ltd.	1,032,528
		3,093,765
	OIL & GAS PRODUCERS - 2.7%
374,672	Adnoc Gas plc	362,145
107,169	Aegis Logistics Ltd.	855,930
187,437	Hindustan Petroleum Corp Ltd.(b)	1,041,084
65,623	KOC Holding A/S	258,055
73,700	PRIO S.A.(a)	557,257
31,025	Reliance Industries Ltd.	542,262
		3,616,733
	OIL & GAS SERVICES & EQUIPMENT - 0.7%
1,052,000	China Oilfield Services Ltd., H Shares(b)	944,847

	REAL ESTATE OWNERS & DEVELOPERS - 1.8%
150,800	Allos S.A.	780,978

5

ABS INSIGHTS EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 96.7% (Continued)
	REAL ESTATE OWNERS & DEVELOPERS - 1.8% (Continued)
1,085,000	Greentown China Holdings Ltd.	$1,180,814
142,800	Nam Long Investment Corporation	165,333
1,091,102	Talabat Holding plc 144A(c)	279,252
		2,406,377
	RENEWABLE ENERGY - 0.9%
17,200	Contemporary Amperex Technology Company Ltd.	903,301
9,776	CS Wind Corporation	281,770
		1,185,071
	RETAIL - CONSUMER STAPLES - 1.2%
11,139	BIM Birlesik Magazalar A/S	139,219
106,100	CP All Plc.(b)	146,640
61,507	Pepco Group N.V. 144A(c)	514,015
369,400	Puregold Price Club, Inc.	238,525
2,006,200	Sumber Alfaria Trijaya Tbk PT	236,991
99,000	Wal-Mart de Mexico SAB de CV	307,889
		1,583,279
	RETAIL - DISCRETIONARY - 1.8%
90,500	Azzas 2154 S.A.	415,659
98,900	Localiza Rent a Car S.A. 144A(c)	786,614
3,741,300	Map Aktif Adiperkasa PT	149,929
109,600	Mobile World Investment Corporation	368,389
16,816	United International Transportation Company	279,744
69,000	Vivara Participacoes S.A.	418,686
		2,419,021
	SEMICONDUCTORS - 19.7%
17,000	Chunghwa Precision Test Tech Company Ltd.	1,237,575
12,839	DB HiTek Company Ltd.	601,337
20,848	Dongjin Semichem Company Ltd.	529,394
5,085	Eo Technics Co., Ltd.	958,297
16,000	Global Unichip Corporation	1,083,217
90,000	Hua Hong Semiconductor Ltd. 144A(a),(c)	859,211
17,000	MPI Corporation	1,218,619
222,000	Nanya Technology Corporation(a)	1,365,044
4,239	SK Hynix, Inc.(b)	1,911,986

6

ABS INSIGHTS EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 96.7% (Continued)
	SEMICONDUCTORS - 19.7% (Continued)
309,000	Taiwan Semiconductor Manufacturing Company Ltd.	$15,259,017
13,000	WinWay Technology Company Ltd.	1,176,246
		26,199,943
	SOFTWARE - 0.1%
2,500	Kaspi.KZ JSC - ADR(a)	195,325

	SPECIALTY FINANCE - 1.8%
39,523	Bajaj Finserv Ltd.	897,316
307,800	Krungthai Card PCL	256,712
66,295	Piramal Finance Ltd.(a)	1,212,286
		2,366,314
	STEEL - 0.4%
7,822	East Pipes Integrated Company for Industry	288,398
306,720	Hoa Phat Group JSC(a)	307,887
		596,285
	TECHNOLOGY HARDWARE - 8.5%
21,000	Asia Vital Components Co., Ltd.	1,010,259
25,355	BizLink Holding, Inc.	1,227,845
21,000	Delta Electronics, Inc.	644,291
25,000	Fositek Corporation	1,294,284
169,300	ITMAX SYSTEM Bhd	199,005
14,000	Jentech Precision Industrial Co., Ltd.	1,224,353
26,000	Quanta Computer Inc	225,309
50,848	Samsung Electronics Company Ltd.(b)	4,224,092
142,000	Unimicron Technology Corporation	995,285
60,600	Xiaomi Corp, Class B 144A(a),(b),(c)	306,009
		11,350,732
	TECHNOLOGY SERVICES - 1.5%
130,800	Beijing Fourth Paradigm Technology Company Ltd.(a)	739,821
8,782	Infosys Ltd.(b)	157,892
78,015	One 97 Communications Ltd.(a)	1,127,822
		2,025,535
	TELECOMMUNICATIONS - 1.5%
180,900	America Movil S.A.B. de C.V.	186,729
7

ABS INSIGHTS EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares				Fair Value
	COMMON STOCKS — 96.7% (Continued)
	TELECOMMUNICATIONS - 1.5% (Continued)
55,625	Bharti Airtel Ltd.(b)			$1,303,564
73,421	Ooredoo QPSC(b)			262,787
24,840	Saudi Telecom Company			284,624
				2,037,704
	TRANSPORTATION & LOGISTICS - 2.9%
226,345	Abu Dhabi Ports Company PJSC(a)			293,963
61,718	Adani Ports & Special Economic Zone Ltd.			1,009,618
554,000	Anhui Expressway Company Ltd., H Shares			931,079
51,250	Promotora y Operadora de Infraestructura S.A.B. de C.V.			760,453
929,000	Qingdao Port International Company Ltd., H Shares 144A(b),(c)			830,794
				3,825,907
	TRANSPORTATION EQUIPMENT - 2.2%
621,452	Ashok Leyland Ltd.(b)			1,239,390
2,298	HD Hyundai Heavy Industries Company Ltd.			810,416
189,600	Zhuzhou CRRC Times Electric Company Ltd., H Shares			916,486
				2,966,292

	TOTAL COMMON STOCKS (Cost $104,158,730)			129,253,090

Shares		Coupon Rate (%)	Maturity	Fair Value
	PREFERRED STOCKS — 1.7%

	AUTOMOTIVE — 0.8%
6,683	Hyundai Motor Company	6.40%	—	983,945

	RETAIL - DISCRETIONARY — 0.0%(d)
3,804	Localiza Rent a Car S.A.(a)	2.06%	—	28,817

	TECHNOLOGY HARDWARE — 0.9%
20,143	Samsung Electronics Company Ltd.(b)	1.64%	—	1,244,885

	TOTAL PREFERRED STOCKS (Cost $1,395,020)			2,257,647

8

ABS INSIGHTS EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Expiration Date	Exercise Price	Fair Value
	RIGHT — 0.0%(d)
	LEISURE FACILITIES & SERVICES - 0.0% (d)
4,602	Smartfit Escola de Ginastica e Danca S.A. (Brazil)	1/7/2026	—	$2,512

	TOTAL RIGHT (Cost $2,467)			2,512

Shares				Fair Value
	SHORT-TERM INVESTMENT — 1.2%
	MONEY MARKET FUNDS - 1.2%
1,638,355	Northern Institutional Treasury Portfolio, 3.60% (Cost $1,638,355)(e)			1,638,355

	TOTAL INVESTMENTS - 99.8% (Cost $107,371,098)			$133,362,992
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%			305,732
	NET ASSETS - 100.0%			$133,668,724

A.G3	Aktiengesellschaft
A/S	Aktieselskab
ADR	American Depositary Receipt
BHD	Bahraini Dinar
JSC	Joint-stock company
LTD	Limited Company
N.V.	Naamioze Vennootschap
NYRT	New York REIT, Inc.
P.T.	Publicly Traded
PCL	Public Limited Company
PJSC	Private Joint Company
PLC	Public Limited Company (UK)
QPSC	Qualified Public Shareholding Company
S.A.	Société Anonyme
S.A.KP	Société Anonyme Kuwait
SAB de CV	Sociedad Anónima Bursátil de Capital Variable
TBK P.T.	Perseroan Terbatas Terbuka

(a)	Non-income producing security.
(b)	The value of this security has been determined in good faith under policies of the Board of Trustees.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2025 the total market value of 144A securities is 6,694,421 or 5.0% of net assets.
(d)	Percentage rounds to less than 0.1%.
(e)	Rate disclosed is the seven day effective yield as of December 31, 2025.

9